Revenue from Contract with Customer (Notes)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue

Revenue recognition policies

Revenue is recognized upon the satisfaction of each performance obligation required by our customer contracts. Transportation and terminals revenue is recognized over time as our customers receive the benefits of our service as it is performed on their behalf using an output method based on actual deliveries. Revenue for our storage services is recognized over time using an output method based on the capacity of storage under contract with our customers. Product sales revenue is recognized at a point in time when our customers take control of the commodities purchased. We record back-to-back purchases and sales of petroleum products on a net basis.

We recognize pipeline transportation revenue for crude oil shipments when our customers’ product arrives at the customer-designated destination.  For shipments of refined products under published tariffs that combine transportation and terminalling services, we recognize revenue when our customers take delivery of their product from our system. For shipments where terminalling services are not included in the tariff, we recognize revenue when our customers’ product arrives at the customer-designated destination. We have certain contracts that require counterparties to ship a minimum volume over an agreed-upon time period, which are contracted as minimum dollar or volume commitments. Revenue pursuant to these take-or-pay contracts is recognized when the customers utilize their committed volumes. Additionally, when we estimate that the customers will not utilize all or a portion of their committed volumes, we recognize revenue in proportion to the pattern of exercised rights for the respective commitment period.

Our interstate common carrier petroleum products pipeline operations are subject to rate regulation by the Federal Energy Regulatory Commission (“FERC”) under the Interstate Commerce Act, the Energy Policy Act of 1992 and rules and orders promulgated pursuant thereto. FERC regulation requires that interstate pipeline rates be filed with the FERC, be posted publicly and be nondiscriminatory and “just and reasonable.” The rates on approximately 40% of the shipments on our refined products pipeline system are regulated by the FERC primarily through an index methodology. As an alternative to cost-of-service or index-based rates, interstate pipeline companies may establish rates by obtaining authority to charge market-based rates in competitive markets or by negotiation with unaffiliated shippers. Approximately 60% of our refined products pipeline system’s markets are either subject to regulations by the states in which we operate or are approved for market-based rates by the FERC, and in both cases these rates can generally be adjusted at our discretion based on market factors. Most of the tariffs on our crude oil pipelines are established by negotiated rates that generally provide for annual adjustments in line with changes in the FERC index, subject to certain modifications.

For both our index-based rates and our market-based rates, our published tariffs serve as contracts, and shippers nominate the volume to be shipped up to a month in advance.  These tariffs include provisions which allow us to deduct from our customer’s inventory a small percentage of the products our customers transport on our pipeline systems. We refer to this non-monetary consideration as tender deduction revenue.  We receive tender deductions from our customers as consideration for product losses during the transportation of petroleum products within our pipeline systems.  Tender deduction revenue is generally recognized as transportation revenue when the customer's transported commodities reach their destination and is recorded at the fair value of the product received on the date received or the contract date, as applicable.

Product sales revenue pricing is contractually specified, and we have determined that each barrel sold represents a separate performance obligation. Transaction prices for our other services including terminalling, storage and ancillary services are typically contracted as a single performance obligation with our customers. In circumstances where multiple performance obligations are contractually required, we allocate the transaction price to the various performance obligations based on their relative standalone selling price.

Statement of Income Disclosures

The following tables provide details of our revenues disaggregated by key activities that comprise our performance obligations by operating segment (in thousands):

	Year Ended December 31, 2018
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation	$749,266	$337,690	$—	$1,086,956
Terminalling	182,648	6,365	—	$189,013
Storage	220,874	135,259	(3,691)	$352,442
Ancillary services	136,122	26,151	—	$162,273
Lease revenue	27,706	60,598	—	$88,304
Transportation and terminals revenue	1,316,616	566,063	(3,691)	1,878,988
Product sales revenue	880,453	46,767	—	$927,220
Affiliate management fee revenue	5,533	14,832	—	$20,365
Total revenue	2,202,602	627,662	(3,691)	2,826,573
Revenue not under the guidance of ASC 606:
Lease revenue(1)	(27,706)	(60,598)	—	$(88,304)
(Gains) losses from futures contracts included in product sales revenue(2)	(85,643)	632	—	$(85,011)
Affiliate management fee revenue	(5,533)	(14,832)	—	$(20,365)
Total revenue from contracts with customers under ASC 606	$2,083,720	$552,864	$(3,691)	$2,632,893

(1) Lease revenue is accounted for under ASC 840, Leases.
(2) The impact on product sales revenue from futures contracts falls under the guidance of ASC 815, Derivatives and Hedging.

	Year Ended December 31, 2019
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation	$778,394	$343,782	$—	$1,122,176
Terminalling	185,008	17,822	—	$202,830
Storage	224,336	157,202	(5,417)	$376,121
Ancillary services	140,055	28,376	—	$168,431
Lease revenue	27,889	73,183	—	$101,072
Transportation and terminals revenue	1,355,682	620,365	(5,417)	1,970,630
Product sales revenue	707,812	28,280	—	$736,092
Affiliate management fee revenue	6,719	14,471	—	$21,190
Total revenue	2,070,213	663,116	(5,417)	2,727,912
Revenue not under the guidance of ASC 606:
Lease revenue(1)	(27,889)	(73,183)	—	$(101,072)
(Gains) losses from futures contracts included in product sales revenue(2)	69,538	3,024	—	$72,562
Affiliate management fee revenue	(6,719)	(14,471)	—	$(21,190)
Total revenue from contracts with customers under ASC 606	$2,105,143	$578,486	$(5,417)	$2,678,212

(1) Lease revenue is accounted for under ASC 842, Leases.
(2) The impact on product sales revenue from futures contracts falls under the guidance of ASC 815, Derivatives and Hedging.

Balance Sheet Disclosures

We invoice customers on our refined products pipelines for transportation services when their product enters our system. At each period end, we record all invoiced amounts associated with products that have not yet been delivered (in-transit products) as a contract liability. This liability is presented as deferred revenue on our consolidated balance sheets. Deferred revenue is also recorded for pre-payments received in conjunction with take-or-pay contracts, storage contracts and other service offerings in which the service to our customers remains unfulfilled. Additionally, at each period end, we defer the direct costs we have incurred associated with our customers’ in-transit products as contract assets. Contract assets are presented on our consolidated balance sheets as other current assets. These direct costs are estimated based on our per-barrel direct delivery cost for the current period multiplied by the total in-transit barrels in our system at the end of the period multiplied by 50% to reflect the average transportation costs incurred for all products across all of our pipeline systems. We use 50% of the in-transit barrels because that best represents the average delivery point of all barrels in our pipeline system. These contract assets and contract liabilities are determined using judgments and assumptions that management considers reasonable.

The following table summarizes our accounts receivable, contract assets and contract liabilities resulting from contracts with customers (in thousands):

	December 31, 2018	December 31, 2019
Accounts receivable from contracts with customers	$102,684	$124,701
Contract assets	$8,487	$8,071
Contract liabilities	$122,129	$111,670

For the year ended December 31, 2019, we recognized $91.4 million of transportation and terminals revenue that was recorded in deferred revenue as of December 31, 2018.

Unfulfilled Performance Obligations

We have certain contracts with customers that represent customer commitments to purchase a minimum amount of our services over specified time periods. These contracts require us to provide services to our customers in the future and result in our having unfulfilled performance obligations (“UPOs”) to our customers related to the periods remaining under each contract. We have UPOs in many of our core business services, including transportation, terminalling and storage services. The UPOs will be recognized as revenue in the future as our customers utilize our services or when we estimate that our customers are not likely to use all or a portion of their commitments.

The following table provides the aggregate amount of the transaction price allocated to our UPOs as of December 31, 2019 by operating segment, including the range of years remaining on our contracts with customers and an estimate of revenues expected to be recognized over the next 12 months (dollars in thousands):

	Refined Products	Crude Oil	Total
Balances at December 31, 2019	$2,245,549	$1,154,596	$3,400,145
Remaining terms	1 - 19 years	1 - 10 years
Estimated revenues from UPOs to be recognized in the next 12 months	$423,974	$308,454	$732,428

In computing the value of these future revenues, we have used the current rates in effect as of December 31, 2019 and have not included any estimates for future rate changes due to changes in the FERC index or other contractually negotiated rate escalations. Our UPO balances include the full amount of our customer commitments as of December 31, 2019 through the expiration of the related contracts. The UPO balances disclosed exclude all performance obligations for which the original expected term is one year or less, the consideration is variable or the future use of our services is fully at the discretion of our customers.